UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name:

PIMCO Municipal Income Fund III

Address of Principal Executive Offices:

1633 Broadway

New York, NY 10019

Name and Address of Agent for Service:

Lawrence G. Altadonna

1633 Broadway

New York, NY 10019

Registrant’s telephone number, including area code:

212-739-3371

Date of Fiscal Year End: September 30, 2014

Date of Reporting Period: June 30, 2014

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund III

June 30, 2014 (unaudited)

Principal Amount (000s)			Value*
MUNICIPAL BONDS & NOTES - 95.4%

Alabama - 10.1%
	$500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	$564,840
	9,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	9,102,600
		Jefferson Cnty. Sewer Rev.,
	53,000	zero coupon, 10/1/50, Ser. F (j)	31,084,500
	12,000	6.50%, 10/1/53, Ser. D	13,582,320
	1,000	State Docks Department Rev., 6.00%, 10/1/40	1,139,080

			55,473,340

Arizona - 6.7%
		Health Facs. Auth. Rev.,
	1,250	Banner Health, 5.00%, 1/1/35, Ser. A	1,305,312
	900	Banner Health, 5.50%, 1/1/38, Ser. D	960,552
	2,250	Beatitudes Campus Project, 5.20%, 10/1/37	2,065,230
		Pima Cnty. Industrial Dev. Auth. Rev.,
	13,000	5.00%, 9/1/39 (i)	13,482,820
	750	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	789,863
	5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	5,479,200
	11,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	12,808,604

			36,891,581

California - 17.2%
		Bay Area Toll Auth. Rev., San Francisco Bay Area,
	1,500	5.00%, 10/1/29	1,677,765
	500	5.00%, 4/1/34, Ser. F-1	554,415
	3,260	5.00%, 10/1/42	3,475,453
	12,000	5.25%, 4/1/53, Ser. S-4	12,949,800
		Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
	2,630	4.50%, 6/1/27	2,333,126
	3,600	5.125%, 6/1/47	2,628,468
	1,120	5.75%, 6/1/47	890,758
		Health Facs. Financing Auth. Rev.,
	2,500	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,792,600
	600	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	626,496
	2,015	Sutter Health, 5.00%, 8/15/52, Ser. A	2,171,566
	1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,787,580
	3,350	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	3,260,756
	130	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC) (Pre-refunded @ $100, 7/1/15) (c)	136,304
	2,000	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,659,720
	1,445	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,692,514
	1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	1,314,713
	1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,742,992
		State, GO,
	5,000	5.00%, 6/1/37	5,354,100
	5,300	5.00%, 12/1/37	5,736,985
	1,350	5.25%, 3/1/38	1,469,448
	1,300	5.25%, 11/1/40	1,464,996
	3,200	5.50%, 3/1/40	3,642,112
	2,500	5.75%, 4/1/31	2,949,550
	5,000	6.00%, 4/1/38	5,903,250
		Statewide Communities Dev. Auth. Rev.,
	1,000	American Baptist Homes West, 6.25%, 10/1/39	1,063,580
	1,635	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(b)(d)(k) (acquisition cost - $1,635,000; purchased 6/22/07)	1,804,157
	2,580	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	3,056,087
	9,200	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	10,884,796
	3,000	Trinity Health, 5.00%, 12/1/41	3,268,950
	6,200	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	5,073,894

			94,366,931

Colorado - 0.6%
	2,000	Health Facs. Auth. Rev., Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40, Ser. A	2,159,140
	500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	658,675
	500	Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34	556,240

			3,374,055

Connecticut - 0.3%
	1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,455,150

District of Columbia - 2.1%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (i)	11,226,300

Florida - 3.2%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	3,532,583
500	Broward Cnty. Airport System Rev., 5.375%, 10/1/29, Ser. O	571,015
4,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)	5,026,005
3,000	Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)	3,208,290
350	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	372,886
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	4,645,158

		17,355,937

Georgia - 0.4%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	1,610,070
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	401,536

		2,011,606

Hawaii - 0.3%
1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	1,627,185

Illinois - 2.4%
	Finance Auth. Rev.,
1,000	Leafs Hockey Club Project, 5.875%, 3/1/27, Ser. A (b)(f)	340,000
625	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(f)	212,500
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	474,576
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	1,073,660
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	5,637,850
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	5,607,600

		13,346,186

Indiana - 1.0%
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	1,013,860
775	5.00%, 1/15/27	779,890
2,800	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	3,404,800

		5,198,550

Iowa - 0.6%
	Finance Auth. Rev.,
76	Deerfield Retirement Community, Inc., 2.00%, 5/15/56, Ser. B, PIK	756
3,000	Fertilizer Company Project, 5.25%, 12/1/25	3,146,550

		3,147,306

Kentucky - 0.4%
2,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	2,238,840

Louisiana - 1.4%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	460,940
1,500	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	1,705,395
1,000	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	1,143,900
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
1,700	5.50%, 5/15/47, Ser. B	1,786,683
2,000	6.50%, 5/15/37	2,332,760

		7,429,678

Maryland - 0.8%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	1,047,870
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36 (Pre-refunded @ $100, 7/1/14) (c)	1,500,000
700	Charlestown Community, 6.25%, 1/1/41	760,529
1,000	Lifebridge Health, 6.00%, 7/1/41	1,144,580

		4,452,979

Massachusetts - 1.4%
	Dev. Finance Agcy. Rev.,
295	Adventcare Project, 7.625%, 10/15/37	326,241
140	Linden Ponds, Inc. Fac., zero coupon, 11/15/56, Ser. B (b)	1,066
529	Linden Ponds, Inc. Fac., 6.25%, 11/15/39, Ser. A-1	453,229
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	4,911,178
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,797,584

		7,489,298

Michigan - 0.9%
1,500	Detroit, GO, 5.25%, 11/1/35	1,600,365

1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39, Ser. V (Pre-refunded @ $100, 9/1/18) (c)	1,946,400
1,300	State Univ. Rev., 6.173%, 2/15/50, Ser. A	1,502,579

		5,049,344

Missouri - 0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	241,698
500	Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39	523,630

		765,328

New Hampshire - 0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,132,860

New Jersey - 3.2%
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	5,358,375
	Health Care Facs. Financing Auth. Rev.,
2,000	Robert Wood Johnson Univ. Hospital, 5.50%, 7/1/43, Ser. A	2,205,700
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	1,015,290
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	1,206,512
10,745	5.00%, 6/1/41	8,001,157

		17,787,034

New Mexico - 0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,104,080

New York - 12.3%
9,800	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40	10,853,892
5,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	5,703,500
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,273,570
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	666,575
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	12,670,520
	New York City Water & Sewer System Rev. (i),
4,900	5.00%, 6/15/37, Ser. D	5,077,723
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD	4,255,520
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	10,866,700
11,255	4 World Trade Center Project, 5.00%, 11/15/44	12,130,189
1,700	Goldman Sachs Headquarters, 5.50%, 10/1/37	2,020,178

		67,518,367

North Carolina - 1.5%
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC) (Pre-refunded @ $100, 7/1/14) (c)	1,500,000
6,000	New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28	6,523,140

		8,023,140

Ohio - 6.3%
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	526,075
30,350	Buckeye Tobacco Settlement Financing Auth. Rev., 6.50%, 6/1/47, Ser. A-2	26,010,860
1,500	Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42	1,583,115
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	517,585
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	511,175
5,000	State Turnpike Commission Rev., 5.00%, 2/15/48, Ser. A-1	5,376,300

		34,525,110

Pennsylvania - 4.1%
1,000	Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	1,116,080
6,600	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	7,057,776
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
1,000	5.625%, 7/1/28	1,038,120
670	6.00%, 7/1/35	698,415
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	1,100,030
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (f)	577,712
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	110,296
1,645	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, 5.625%, 7/1/42, Ser. A	1,667,701
500	Philadelphia Water & Wastewater Rev., 5.25%, 1/1/36, Ser. A	536,740
	Turnpike Commission Rev.,
5,000	5.00%, 12/1/43, Ser. C	5,462,550
3,000	5.125%, 12/1/40, Ser. D	3,216,930

		22,582,350

South Carolina - 5.4%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,082,100

800	State Ports Auth. Rev., 5.25%, 7/1/40	865,672
	State Public Service Auth. Rev.,
15,000	5.50%, 12/1/53, Ser. E	16,502,400
5,000	5.50%, 12/1/54, Ser. A (e)	5,479,850
5,000	Sanatee Cooper, 5.125%, 12/1/43, Ser. B	5,457,850

		29,387,872

Tennessee - 0.5%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	1,377,650
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,119,790

		2,497,440

Texas - 9.7%
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	1,397,487
4,500	Grand Parkway Transportation Corp. Rev., 5.00%, 4/1/53, Ser. B	4,830,255
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	6,021,455
5,500	5.50%, 12/15/38	6,163,630
	North Texas Tollway Auth. Rev.,
3,000	5.00%, 1/1/38	3,203,670
600	5.50%, 9/1/41, Ser. A	682,728
10,800	5.625%, 1/1/33, Ser. A	11,937,888
700	5.75%, 1/1/33, Ser. F	777,161
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,470,610
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	174,819
9,600	6.25%, 12/15/26, Ser. D	11,691,168
2,000	Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	2,194,760
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	587,875

		53,133,506

Virginia - 0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,134,670
	James City Cnty. Economic Dev. Auth. Rev., United Methodist Home, Ser. A,
201	2.00%, 10/1/48 (f)	5,317
621	6.00%, 6/1/43	565,915

		1,705,902

Washington - 0.3%
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	548,540
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,203,410

		1,751,950

West Virginia - 0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,055,940

Wisconsin - 1.1%
	Health & Educational Facs. Auth. Rev.,
1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	1,063,450
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	1,169,730
3,500	Univ. of Wisconsin Hospitals & Clinics Auth. Rev., 5.00%, 4/1/38, Ser. A	3,796,240

		6,029,420

Total Municipal Bonds & Notes (cost-$472,321,767)		522,134,565

VARIABLE RATE NOTES - 3.0%

California - 0.4%
1,675	Los Angeles Community College Dist., GO, 14.039%, 8/1/33, Ser. 3096 (a)(d)(g)(h)	2,251,317

Florida - 1.0%
5,000	Greater Orlando Aviation Auth. Rev., 9.549%, 10/1/39, Ser. 3174 (a)(b)(d)(g)(h)(k) (acquisition cost - $4,929,498; purchased 4/5/10 - 1/18/11)	5,623,600

Iowa - 0.1%
403	Finance Auth. Rev., Deerfield Retirement Community, Inc., 2.70%, 11/15/46, Ser. A (h)	262,100

Texas - 1.5%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 9.48%, 2/1/17, Ser. 3480 (a)(d)(g)(h)	8,093,800

Total Variable Rate Notes (cost-$13,600,458)		16,230,817

SHORT-TERM INVESTMENTS - 1.6%

U.S. Government Agency Securities (l)- 1.0%

1,300	Fannie Mae Discount Notes, 0.051%, 8/26/14	1,299,899
1,800	Federal Home Loan Bank Discount Notes, 0.079%, 10/8/14	1,799,616
2,500	Freddie Mac Discount Notes, 0.076%, 10/24/14	2,499,401

Total U.S. Government Agency Securities (cost-$5,598,916)		5,598,916

Repurchase Agreements - 0.6%

3,400	Citigroup Global Markets, Inc., dated 6/30/14, 0.14%, due 7/1/14, proceeds $3,400,013; collateralized by U.S. Treasury Notes, 2.625%, due 8/15/20, valued at $3,471,731 including accrued interest (cost-$3,400,000)	3,400,000

Total Short-Term Investments (cost-$8,998,916)		8,998,916

Total Investments (cost-$494,921,141)(m)-100.0%		$547,364,298

Schedule of Investments

PIMCO Municipal Income Fund III

June 30, 2014 (unaudited)

Industry classification of portfolio holdings as a percentage of total investments was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	20.9%
Sewer Revenue	10.2
Highway Revenue Tolls	8.7
Tobacco Settlement Funded	8.4
Miscellaneous Revenue	6.5
Water Revenue	5.6
Natural Gas Revenue	5.5
Recreational Revenue	4.4
Port, Airport & Marina Revenue	3.7
Industrial Revenue	3.3
College & University Revenue	2.7
Lease (Appropriation)	2.5
Electric Power & Light Revenue	2.4
Local or Guaranteed Housing	1.1
Miscellaneous Taxes	1.0
Transit Revenue	0.7
Tax Increment/Allocation Revenue	0.1

Total Revenue Bonds		87.7%
General Obligation		8.2
Tax Allocation		1.3
U.S. Government Agency Securities		1.0
Special Assessment		1.0
Repurchase Agreements		0.6
Certificates of Participation		0.2

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $17,772,874, representing 3.2% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2014.
(f)	In default.
(g)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2014.
(h)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2014.
(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(k)	Restricted. The aggregate acquisition cost of such securities is $6,564,498. The aggregate value is $7,427,757, representing 1.4% of total investments.
(l)	Rates reflect the effective yields at purchase date.
(m)	At June 30, 2014, the cost basis of portfolio securities for federal income tax purposes was $465,673,987. Gross unrealized appreciation was $57,727,317; gross unrealized depreciation was $4,555,886; and net unrealized appreciation was $53,171,431. The difference between book and tax cost was attributable to Inverse Floater transactions.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/14
Investments in Securities - Assets
Municipal Bonds & Notes:
Illinois	$—	$12,793,686	$552,500	$13,346,186
Iowa	—	3,146,550	756	3,147,306
Virginia	—	1,700,585	5,317	1,705,902
All Other	—	503,935,171	—	503,935,171
Variable Rate Notes	—	16,230,817	—	16,230,817
Short-Term Investments	—	8,998,916	—	8,998,916

Totals	$—	$546,805,725	$558,573	$547,364,298

At June 30, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2014, was as follows:

	Beginning Balance 9/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 6/30/14
Investments in Securities - Assets
Municipal Bonds & Notes:
Illinois	$—	$—	$—	$—	$—	$—	$552,500	$—	$552,500
Iowa	—	1,575	—	—	—	(819)	—	—	756
Virginia	—	—	—	—	—	—	5,317	—	5,317

Totals	$—	$1,575	$—	$—	$—	$(819)	$557,817	$—	$558,573

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2014.

	Ending Balance at 6/30/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Municipal Bonds & Notes	$558,573	Third-Party Pricing Vendor	Projected Revenue Stream	$1.00 - $34.00

*	Transferred out of Level 2 into Level 3 due to unobservable inputs used to project revenue stream.

The net change in unrealized appreciation/depreciation of Level 3 investments held at June 30, 2014 was $(819).

Glossary:

AGC - insured by Assured Guaranty Corp.

AGM - insured by Assured Guaranty Municipal Corp.

AMBAC - insured by American Municipal Bond Assurance Corp.

CP - Certificates of Participation

FHA - insured by Federal Housing Administration

GO - General Obligation Bond

IBC - Insurance Bond Certificate

NPFGC - insured by National Public Finance Guarantee Corp.

PIK - Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: August 13, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: August 13, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 13, 2014